CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed statement of financial position
Condensed statement of financial position:
As of December 31

	2023	2022	2021
Non-current assets
Intangible assets	3	5	6
Tangible fixed assets	2	2	3
Financial fixed assets	1,157	760	690
Total non-current assets	1,162	767	699
Total current assets	116	78	119

Total assets	1,278	845	818

Equity	865	569	586
Total liabilities	413	276	232

Total equity and liabilities	1,278	845	818

Condensed income statement
Condensed income statement:
for the years ended December 31

	2023	2022	2021
Selling, general and administrative expenses	(134)	(103)	(86)
Other operating gains	—	—	—
Recharged expenses to group companies	23	10	(11)

Operating (loss)	(111)	(93)	(97)
Finance income and (costs)	(6)	(1)	2
Share in result of subsidiaries after tax	(2,410)	(68)	773
Income tax	(1)	—	(4)
Total non-operating income and expenses	(2,417)	(69)	771

Profit / (loss) for the year	(2,528)	(162)	674

Condensed statements of comprehensive income	Condensed statements of comprehensive income: for the years ended December 31

	2023	2022	2021
Total comprehensive (loss) / profit for the year, net of tax	—	—	—

Condensed statement of cash flows
Condensed statement of cash flows:
for the years ended December 31

	2023	2022	2021

Net cash flows from operating activities	(104)	(108)	(27)

Investing activities
Receipt of capital surplus from a subsidiary	—	—	(1)
Other cash flows from investing activities	2	—	3
Net cash flows used in investing activities	2	—	2

Financing activities
Proceeds from borrowings net of fees paid	100	60	—

Net cash flows generated from/(used in) financing activities	100	60	—

Net increase (decrease) in cash and cash equivalents	(2)	(48)	(25)
Cash and cash equivalents at beginning of period	6	54	79
Cash and cash equivalents at end of period	4	6	54